Details of Certain Accounts - Summary of capitalized software costs (Detail) - SOLV Energy Holdings LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Capitalized Computer Software Net [Line Items]
Capitalized software costs, gross	$ 2,885	$ 2,885
Less: Accumulated depreciation	(1,986)	(1,495)
Capitalized software costs, net	$ 899	$ 1,390